Reorganization Of Mexico-based Pawn Operations (Summary Of Accrued Expenses And Changes in Accrued Balance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost And Reserve [Line Items]
Charges	$ 28,873
Restructuring Reserve	0	0
Employee Termination Costs [Member]
Restructuring Cost And Reserve [Line Items]
Charges	2,424
Cash Payment	(2,427)
Foreign currency changes	3
Non-cash Charges	0
Lease Termination Costs [Member]
Restructuring Cost And Reserve [Line Items]
Charges	1,628
Cash Payment	(597)
Foreign currency changes	7
Non-cash Charges	(929)
Restructuring Reserve	109
Total Employee Termination And Lease Termination Costs [Member]
Restructuring Cost And Reserve [Line Items]
Charges	4,052
Cash Payment	(3,024)
Foreign currency changes	10
Non-cash Charges	(929)
Restructuring Reserve	$ 109